WPG Partners Small Cap Value Diversified Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communication Services - 2.0%
Cargurus, Inc. (a)	4,517	$ 134,878
IAC, Inc. (a)	13,188	592,009
		726,887

Consumer Discretionary - 3.3%
Academy Sports & Outdoors, Inc.	6,206	327,677
ADT, Inc.	63,062	423,146
Advance Auto Parts, Inc. (b)	4,034	243,008
Fox Factory Holding Corp. (a)	6,964	125,630
Taylor Morrison Home Corp. (a)	1,538	89,973
		1,209,434

Consumer Staples - 1.4%
Post Holdings, Inc. (a)	2,467	226,569
Yesway, Inc. - Class A (a)	13,256	298,260
		524,829

Energy - 7.6%
Antero Resources Corp. (a)	4,305	153,904
Atlas Energy Solutions, Inc. (b)	10,669	178,066
BKV Corp. (a)	24,853	659,599
DHT Holdings, Inc.	18,573	303,111
Expro Group Holdings NV (a)	11,795	174,212
Liberty Energy, Inc. (b)	16,111	471,408
Northern Oil & Gas, Inc.	6,586	143,377
Scorpio Tankers, Inc. (b)	7,003	521,793
SM Energy Co.	5,411	166,172
		2,771,642

Financials - 17.1%
BGC Group, Inc. - Class A	66,101	690,755
Chime Financial, Inc. - Class A (a)	4,901	91,159
CNO Financial Group, Inc.	12,093	555,915
Dave, Inc. (a)	327	92,397
Enterprise Financial Services Corp. (b)	12,112	734,108
First BanCorp (b)	18,845	451,903
FirstCash Holdings, Inc.	437	96,101
Flagstar Bank NA	12,381	174,077
Hanover Insurance Group, Inc.	1,614	300,527
Lazard, Inc. (b)	3,569	168,921
National Bank Holdings Corp. - Class A (b)	14,036	587,126
Popular, Inc. (b)	2,535	376,523
Primerica, Inc.	1,313	354,471
Prosperity Bancshares, Inc. (b)	6,284	433,345
Slide Insurance Holdings, Inc. (a)	22,489	405,477
WesBanco, Inc.	20,273	702,459
		6,215,264

Health Care - 10.1%
Aveanna Healthcare Holdings, Inc. (a)	63,009	451,775
Bio-Rad Laboratories, Inc. - Class A (a)	952	297,481
Certara, Inc. (a)(b)	50,094	291,547

Halozyme Therapeutics, Inc. (a)(b)	4,886	325,114
ICON PLC (a)(b)	5,679	772,742
Integer Holdings Corp. (a)(b)	1,859	166,157
Option Care Health, Inc. (a)	18,009	375,848
PTC Therapeutics, Inc. (a)	10,782	796,251
Teleflex, Inc.	1,469	188,972
		3,665,887

Industrials - 20.4%
ABM Industries, Inc.	9,111	355,876
Aebi Schmidt Holding AG	15,831	197,571
Arcosa, Inc.	3,158	400,276
BrightView Holdings, Inc. (a)	40,331	498,491
Copa Holdings SA - Class A	1,492	213,192
Fluor Corp. (a)	3,956	181,027
GXO Logistics, Inc. (a)	11,411	571,805
Heartland Express, Inc.	12,255	183,702
Herc Holdings, Inc. (b)	2,333	310,289
Hillman Solutions Corp. (a)	33,452	249,552
KBR, Inc.	4,383	153,186
Knight-Swift Transportation Holdings, Inc.	4,256	321,881
ManpowerGroup, Inc.	8,724	275,940
Maximus, Inc.	6,127	379,445
McGrath RentCorp	1,477	160,978
MYR Group, Inc. (a)	702	326,472
Regal Rexnord Corp.	3,730	752,565
RXO, Inc. (a)(b)	28,294	723,761
Star Bulk Carriers Corp.	16,677	454,448
Timken Co.	3,022	386,756
UFP Industries, Inc.	3,911	316,791
		7,414,004

Information Technology - 15.3%
Crane NXT Co. (b)	10,048	390,264
Diodes, Inc. (a)	2,676	281,836
Littelfuse, Inc.	1,467	684,898
NCR Voyix Corp. (a)(b)	32,328	232,438
Nice Ltd. - ADR (a)(b)	722	66,901
Onto Innovation, Inc. (a)	1,998	515,964
Pegasystems, Inc.	9,109	325,465
Silicon Motion Technology Corp. - ADR (b)	4,274	1,183,342
Teradata Corp. (a)(b)	28,239	961,538
Ultra Clean Holdings, Inc. (a)	10,642	910,636
		5,553,282

Materials - 12.8%
Alcoa Corp.	3,953	306,911
Capstone Copper Corp. (a)	54,799	596,622
Celanese Corp., Series A	11,343	602,654
Commercial Metals Co. (b)	6,127	465,958
Constellium SE (a)	4,323	148,106
Huntsman Corp. (b)	40,166	616,548
Ingevity Corp. (a)	3,987	270,398
Louisiana-Pacific Corp.	4,919	375,713
Sonoco Products Co. (b)	4,529	220,472
thyssenkrupp AG	44,175	602,959
Warrior Met Coal, Inc.	4,873	460,693
		4,667,034

Real Estate - 4.0%
Brixmor Property Group, Inc.	17,800		543,968
Broadstone Net Lease, Inc.	27,178		549,811
Getty Realty Corp.	10,550		343,191
			1,436,970

Utilities - 3.2%
Black Hills Corp.	5,138		374,149
Portland General Electric Co. (b)	7,879		394,896
Spire, Inc.	4,823		396,740
			1,165,785
TOTAL COMMON STOCKS (Cost $27,435,332)			35,351,018

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (c)	7,374,344		7,374,344
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,374,344)			7,374,344

TOTAL INVESTMENTS - 117.5% (Cost $34,809,676)			42,725,362
Liabilities in Excess of Other Assets - (17.5)%		(0.17459)	(6,350,741)
TOTAL NET ASSETS - 100.0%			$ 36,374,621

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt LLC – Limited Liability Company PLC – Public Liability Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $7,225,908.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

WPG Partners Small Cap Value Diversified Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 34,748,059	$ 602,959	$ –	$ 35,351,018
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,374,344
Total Investments	$ 34,748,059	$ 602,959	$ –	$ 42,725,362

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.